DERIVATIVE LIABILITIES (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total	$ 2,123,877	$ 2,026,314
Level 1 [Member]
Total	0	0
Level 2 [Member]
Total	0	0
Level 3 [Member]
Total	$ 2,123,877	$ 2,026,314